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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 33-94206
                                  ---------

                       CADRE INSTITUTIONAL INVESTORS TRUST
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               (Exact name of registrant as specified in charter)

                 905 MARCONI AVENUE, RONKONKOMA, NEW YORK 11779
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               (Address of principal executive offices) (Zip code)

                 905 MARCONI AVENUE, RONKONKOMA, NEW YORK 11779
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:       800 221 4524
                                                     ------------------------

Date of fiscal year end:        9/30/03
                          --------------------------

Date of reporting period:     7/1/03 TO 6/30/04
                          --------------------------

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

(a) Money Market Portfolio: This series of the registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period. The Money Market Portfolio serves as a master portfolio to the funds, each a separate series of the registrant, listed in (a)(i) -
      (a)(iii).

      (i) Cadre Liquid Asset Fund - Money Market Series: Although as a technical matter this series holds voting securities in the Money Market Portfolio (its master portfolio), this series exercises that vote only pursuant to instructions given by its shareholders.

      (ii) Cadre Reserve Fund - Money Market Series: Although as a technical matter this series holds voting securities in the Money Market Portfolio (its master portfolio), this series exercises that vote only pursuant to instructions given by its shareholders.

      (iii) Cadre Affinity Fund - Money Market Series: Although as a technical matter this series holds voting securities in the Money Market Portfolio (its master portfolio), this series exercises that vote only pursuant to instructions given by its shareholders.

(b) U.S. Government Money Market Portfolio: This series of the registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period. The U.S. Government Money Market Portfolio serves as a master portfolio to the funds, each a separate series of the registrant, listed in (b)(i) - (b)(iii).

      (i)   Cadre  Liquid  Asset Fund - U.S.  Government  Money  Market  Series:
            Although as a technical matter this series holds voting securities in the U.S. Government Money Market Portfolio (its master portfolio), this series exercises that vote only pursuant to instructions given by its shareholders.

      (ii) Cadre Reserve Fund - U.S. Government Money Market Series: Although as a technical matter this series holds voting securities in the U.S. Government Money Market Portfolio (its master portfolio), this series exercises that vote only pursuant to instructions given by its shareholders.

      (iii) Cadre Affinity Fund - U.S. Government Money Market Series: Although as a technical matter this series holds voting securities in the U.S. Government Money Market Portfolio (its master portfolio), this series exercises that vote only pursuant to instructions given by its shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                         (Registrant)     Cadre Institutional Investors Trust.
                                     -------------------------------------------

                         By (Signature and Title)*        /s/ Martin P. Margolis
                                                   -----------------------------
                                                   Martin P. Margolis, President

                         Date 8/31/2004
                              --------------------

* Print the name and title of each signing officer under his or her signature.